Hartford Series Fund, Inc.
690 Lee Road

Wayne, PA 19087

June 26, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Hartford Series Fund, Inc., File Nos. 333-45431/811-08629

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of Class IC shares of Hartford Disciplined Equity HLS Fund, a series of Hartford Series Fund, Inc. (the “Registrant”) under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.	that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 131 to the Registrant’s registration statement (the “Amendment”) filed on June 23, 2020; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on June 23, 2020.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa D. Zeises

Lisa D. Zeises

Assistant Secretary

cc: John V. O’Hanlon, Esq.